Note 5 - Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE
5
– INTANGIBLE ASSETS

On
September 12, 2016,
the Company executed an agreement dated
August 31, 2016,
to acquire assets, including a patent related to LED Lighting, from Tesla Digital, Inc., a Canadian Corporation, and Stevan (Steve) Pokrajac (the “Sellers”).

Material consideration given by Company was: (a) shares of CEN common stock equal to
$5
million upon commencement of public trading (b) The transfer of real properties located at
135
North Rear Road, Lakeshore, Ontario, Canada having a fair value of
$2,161,467
and
1517
-
1525
Ridge Road having a purchase cost (including other related disbursements) to the Company of
$202,666.

The patent remains in the name of Tesla Digital, Inc. until full settlement of the terms of the agreement. In the interim, pursuant to an updated agreement executed on
April 15, 2019
between the Company and the Sellers, CEN has reaffirmed the rights to use the patented technology.

In addition, the Company agreed to employ Stevan Pokrajac, by an LED subsidiary that the Company plans to form, but which has not
yet been formed, in connection with the development of the acquired technology with compensation equal to
$200,000
per year, commencing with the start of operations.

In
March 2018,
the Tesla agreement was amended to replace the
$5
million stock consideration commitment with a commitment to issue one million
registered shares of CEN common stock with a closing date of
September 30, 2018.
On
October 4, 2018,
this agreement was amended to extend the closing date to
December 15, 2018.
On
April 3, 2019,
the Company entered into an amendment which extended the closing date of the agreement to
December 31, 2019.
On
March 16, 2020
the Company entered into an amendment extending the closing date until
December 31,
2021.The
March 2018
modification of the agreement converted a fixed value of shares to a fixed number of shares. Accordingly, the liability was reduced and additional paid in capital was increased by
$4,380,000
to reflect the fair value of the shares committed at the date of the amendment. As of both
March 31, 2020
and
December 31, 2019,
the fair value of this liability was
$720,000
.
This liability will be remeasured at each reporting date using the current fair value of CEN’s common shares.

The Company intends to explore using the patented LED Lighting Technology across manufacturing operations and licensing opportunities across multiple industries such as horticultural, automotive, industrial and commercial lighting. The assets acquired, other than the patent, included certain machinery and raw materials, which were old and non-functioning and accordingly, had no
fair value.

The intangible asset consists of the following:

	March 31, 2020	December 31, 2019

Lighting patent	$6,797,000	$6,797,000
Accumulated amortization	(1,522,244)	(1,416,041)

Net	$5,274,756	$5,380,959

As of
March 31, 2020
and
December 31, 2019,
there is
no
impairment expense recognized based on the Company’s expectations that it will be able to monetize the patent. The lighting patent is being amortized straight-line over
16
years. Expected amortization expense is
$424,812
per year through
2031,
with the remaining
$283,215
to be amortized in
2032.

NOTE
8
– INTANGIBLE ASSETS

On
September 12, 2016,
the Company executed an agreement dated
August 31, 2016,
to acquire assets, including a patent related to LED Lighting, from Tesla Digital, Inc., a Canadian Corporation, and Stevan (Steve) Pokrajac (the “Sellers”).

Material consideration given by Company was: (a) Shares of CEN common stock equal to
$5
million upon commencement of public trading (b) The transfer of real properties located at
135
North Rear Road, Lakeshore, Ontario, Canada having a fair value of
$2,161,467
and
1517
-
1525
Ridge Road having a purchase cost (including other related disbursements) to the Company of
$202,666.

The patent remains in the name of Tesla Digital, Inc. until full settlement of the terms of the agreement. In the interim, pursuant to an updated agreement executed on
April 15, 2019
between the Company and the Sellers, CEN has reaffirmed the rights to use the patented technology.

In addition, the Company agreed to employ Stevan Pokrajac, by an LED subsidiary that the Company plans to form, but which has not
yet been formed, in connection with the development of the acquired technology with compensation equal to
$200,000
per year, commencing with the start of operations.

In
March 2018,
the Tesla agreement was amended to replace the
$5
million stock consideration commitment with a commitment to issue one million
registered shares of CEN common stock with a closing date of
September 30, 2018.
On
October 4, 2018,
this agreement was amended to extend the closing date to
December 15, 2018.
On
April 3, 2019,
the Company entered into an amendment which extended the closing date of the agreement to
December 31, 2019.
On
March 16, 2020
the Company entered into an amendment extending the closing date until
December 31,
2021.The
March 2018
modification of the agreement converted a fixed value of shares to a fixed number of shares. Accordingly, the liability was reduced and additional paid in capital was increased by
$4,380,000
to reflect the fair value of the shares committed at the date of the amendment. As of
December 31, 2019
and
2018,
the fair value of this liability was
$720,000
and
$1,010,000,
respectively. This liability will be remeasured at each reporting date using the current fair value of CEN’s common shares.

The Company intends to explore using the patented LED Lighting Technology across manufacturing operations and licensing opportunities across multiple industries such as horticultural, automotive, industrial and commercial lighting. The assets acquired, other than the patent, included certain machinery and raw materials, which were old and non-functioning and accordingly, had no
fair value.

The intangible assets consists of the following as of
December 31:

	2019	2018

Lighting patent	$6,797,000	$6,797,000
Accumulated amortization	(1,416,041)	(991,229)

Net	$5,380,959	$5,805,771

As of
December 31, 2019
and
2018,
there is
no
impairment expense recognized based on the Company’s expectations that it will be able to monetize the patent. The lighting patent is being amortized straight-line over
16
years. Expected amortization expense is
$424,812
per year through
2031,
with the remaining
$283,215
to be amortized in
2032.